Related Party Transactions	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions
13.   Related Party Transactions
During the years ended September 30, 2014 and 2015, the following related party transactions occurred:
■     During the years ended September 30, 2014 and 2015, the Company provided $666,110 and $783,707 of non-interest bearing advances to the Company’s founding stockholder and CEO, of which $550,000 and $395,257 was repaid, respectively. Additionally, the CEO has deferred a portion of his salary, bonus, and related benefits during the years ended September 30, 2014 and 2015 and applied such deferrals against previous advances. As of September 30, 2015, the Company had accrued compensation payments of  $117,506, due to the CEO.

■     In March 2015, a director of the Company loaned $1,000,000 to the Company with an interest rate of 24%. The loan was repaid in October 2015 and included $128,219 in accrued interest.

■     In June 2014, the Company repurchased 115,942 shares of restricted stock from a director of the Company in exchange for $200,000 stockholder note at a zero interest rate due September 1, 2015. Terms of the grant and repurchase were the same as non-related parties. Refer to notes 7 and 10.

■     During the years ended September 30, 2014 and 2015, the Company repurchased 1,250 shares of Series A redeemable preferred stock and satisfied accrued dividends of  $326,354 from three directors of the Company in exchange for $650,000 in cash payments and the issuance of  $1,850,000 in stockholder notes. The notes bear interest at 4% which are due on demand as of September 30, 2015. Under the terms of the agreement, because the notes were not paid upon maturity, they now bear interest at 6%. Terms of the share repurchase were the same as non-related parties. Refer to notes 7 and 10.